UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10065

Investment Company Act File Number

Tax-Managed Small-Cap Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Small-Cap Portfolio

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.0%

Security	Shares	Value
Aerospace & Defense — 3.2%
Astronics Corp.(1)	49,540	$1,597,170
Hexcel Corp.	69,125	2,860,392

		$4,457,562

Banks — 8.8%
Bank of the Ozarks, Inc.	51,891	$2,300,847
BankUnited, Inc.	86,742	2,923,206
Eagle Bancorp, Inc.(1)	45,196	2,135,059
PrivateBancorp, Inc.	63,372	2,384,688
Signature Bank(1)	7,498	1,044,771
Sterling Bancorp	87,716	1,378,018

		$12,166,589

Building Products — 1.4%
Armstrong World Industries, Inc.(1)	51,198	$1,980,339

		$1,980,339

Capital Markets — 1.5%
Lazard, Ltd., Class A	58,949	$2,121,575

		$2,121,575

Chemicals — 2.6%
Balchem Corp.	64,188	$3,603,514

		$3,603,514

Commercial Services & Supplies — 5.2%
Interface, Inc.	164,105	$2,771,734
Multi-Color Corp.	34,840	2,195,965
Team, Inc.(1)	96,017	2,304,408

		$7,272,107

Communications Equipment — 1.8%
Infinera Corp.(1)	159,476	$2,443,172

		$2,443,172

Diversified Consumer Services — 3.2%
ServiceMaster Global Holdings, Inc.(1)	107,067	$4,519,298

		$4,519,298

Electronic Equipment, Instruments & Components — 2.4%
FEI Co.	46,328	$3,356,464

		$3,356,464

Food & Staples Retailing — 1.8%
Sprouts Farmers Market, Inc.(1)	109,067	$2,486,728

		$2,486,728

Food Products — 2.8%
Pinnacle Foods, Inc.	89,414	$3,834,967

		$3,834,967

Health Care Equipment & Supplies — 12.3%
Alere, Inc.(1)	79,502	$2,957,474
Greatbatch, Inc.(1)	46,183	1,783,126
Hill-Rom Holdings, Inc.	62,746	3,067,025
ICU Medical, Inc.(1)	27,249	2,622,716

Security	Shares	Value
Integra LifeSciences Holdings Corp.(1)	54,305	$3,337,042
West Pharmaceutical Services, Inc.	57,606	3,296,215

		$17,063,598

Health Care Providers & Services — 1.6%
Amsurg Corp.(1)	30,868	$2,259,229

		$2,259,229

Hotels, Restaurants & Leisure — 2.0%
ClubCorp Holdings, Inc.	11,640	$139,331
Krispy Kreme Doughnuts, Inc.(1)	177,081	2,596,007

		$2,735,338

Household Durables — 3.6%
Helen of Troy, Ltd.(1)	31,058	$2,775,653
Tempur Sealy International, Inc.(1)	37,479	2,261,483

		$5,037,136

Household Products — 2.2%
Church & Dwight Co., Inc.	36,842	$3,094,728

		$3,094,728

Insurance — 5.9%
AMERISAFE, Inc.	10,220	$521,322
First American Financial Corp.	85,155	2,926,777
Horace Mann Educators Corp.	73,055	2,244,250
RLI Corp.	12,060	715,158
Stewart Information Services Corp.	49,300	1,748,178

		$8,155,685

IT Services — 3.7%
Black Knight Financial Services, Inc., Class A(1)	34,074	$1,028,012
Euronet Worldwide, Inc.(1)	50,919	4,061,809

		$5,089,821

Leisure Products — 2.8%
Vista Outdoor, Inc.(1)	81,022	$3,906,071

		$3,906,071

Machinery — 2.4%
RBC Bearings, Inc.(1)	56,533	$3,354,103

		$3,354,103

Marine — 1.5%
Kirby Corp.(1)	39,932	$2,022,556

		$2,022,556

Metals & Mining — 1.8%
Compass Minerals International, Inc.	32,755	$2,451,712

		$2,451,712

Oil, Gas & Consumable Fuels — 5.3%
Diamondback Energy, Inc.(1)	36,571	$2,762,939
PDC Energy, Inc.(1)	54,576	3,103,737
Rice Energy, Inc.(1)	125,530	1,464,935

		$7,331,611

Real Estate Investment Trusts (REITs) — 4.7%
CubeSmart	129,296	$4,045,672
Post Properties, Inc.	44,112	2,527,176

		$6,572,848

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 6.1%
Cirrus Logic, Inc.(1)	83,056	$2,883,704
Cypress Semiconductor Corp.(1)	324,203	2,548,236
M/A-COM Technology Solutions Holdings, Inc.(1)	78,619	3,026,831

		$8,458,771

Software — 3.7%
Mentor Graphics Corp.	160,769	$2,794,165
Verint Systems, Inc.(1)	63,965	2,341,759

		$5,135,924

Specialty Retail — 2.0%
Burlington Stores, Inc.(1)	19,480	$1,046,660
Sally Beauty Holdings, Inc.(1)	62,780	1,730,217

		$2,776,877

Textiles, Apparel & Luxury Goods — 0.7%
Steven Madden, Ltd.(1)	32,520	$1,050,071

		$1,050,071

Total Common Stocks (identified cost $118,773,549)		$134,738,394

Short-Term Investments — 3.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(2)	$4,598	$4,598,413

Total Short-Term Investments (identified cost $4,598,413)		$4,598,413

Total Investments — 100.3% (identified cost $123,371,962)		$139,336,807

Other Assets, Less Liabilities — (0.3)%		$(435,256)

Net Assets — 100.0%		$138,901,551

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $3,166.

The Portfolio did not have any open financial instruments at January 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$123,258,352

Gross unrealized appreciation	$23,205,723
Gross unrealized depreciation	(7,127,268)

Net unrealized appreciation	$16,078,455

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$134,738,394	*	$—	$—	$134,738,394
Short-Term Investments	—		4,598,413	—	4,598,413
Total Investments	$134,738,394		$4,598,413	$—	$139,336,807

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Portfolio

By:	/s/ Nancy B. Tooke
Nancy B. Tooke
President

Date:	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nancy B. Tooke
Nancy B. Tooke
President

Date:	March 28, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 28, 2016